RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

25.   RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Group in 2021, 2022 and 2023 consisted of:

Related Party	Nature of the party	Relationship with the Group
Alex S. Xu	Individual	Founder and CEO
Hui Xu	Individual	Brother of Alex S. Xu
Yan Zhang	Individual	Executive officer for catering management entities controlled by GTI
Wen Qi	Individual	Quality Control Manager
GTI	Investment holding	Shareholder of the Group, controlled by Alex S. Xu
Aotao	Restaurant management	Controlled by GTI
Getao Industrial (HK) Limited. (“Getao”)	Restaurant management	Controlled by GTI
Shiquanmeiwei (Beijing) Catering and Management Co., Ltd. (“Shiquanmeiwei”)	Restaurant management	Controlled by GTI
Beifu HK	Restaurant management	Controlled by GTI
Napa Infinity Winery (Shanghai) Inc. (“Napa”)	Wine distributor	Controlled by Hui Xu
Yibon	Hotel management	Equity investee of the Group
Shanxi Hanyuanbaili Hotel Management Co., Ltd. (“Hanyuan”) *	Hotel management	Equity investee of the Group
Woyaojiu Information Technology (Shanghai) Co.,Ltd. (“Woyaojiu”)	Restaurant management	Controlled by Hui Xu
Shanxi Yueyuanbaili Hotel Management Co., Ltd. (“Yueyuan”)	Hotel management	Equity investee of the Group
Apex(Weihai) Industrial Co., Ltd. (“Apex”)	Construction	Controlled by Hui Xu
Geweimei Biotechnology (Wuxi) Co., Ltd. (“Geweimei”)	Food manufacturing	Controlled by GTI
Gelu (Shanghai) Catering Management Co., Ltd. (“Gelu”)	Restaurant management	Controlled by GTI
Shanghai Geyi Catering Management Co., Ltd. (“Geyi”)	Restaurant management	Controlled by GTI
Shanghai Xiaoyi Health Services Co., Ltd. (“Xiaoyi”)	Care service provider	Controlled by GTI
Shanghai Xiangcai Catering Management Co., Ltd. (“Xiangcai”)	Restaurant management	Equity investee of the Group
Wiselong	IT consulting	Equity investee of the Group
Shanghai JYHM Restaurant Management Co., Ltd. (“JYHM”)	Restaurant Management	Previously controlled by GTI, and disposed by GTI during 2022
*	Hanyuan was a subsidiary of the Group before December 2021. Since the Group disposed 5% of the equity interests of Hanyuan on December 6, 2021, Hanyuan has been an equity investee of the Group.

25.    RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)   Related party balances

Due from related parties:	As of December 31
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Current:
Yibon(ii)	7,039,315	7,321,246	1,031,176
Hanyuan (iii)	6,643,508	6,732,977	948,320
Wen Qi (iv)	—	2,360,000	332,399
Yueyuan (iii)	608,394	688,064	96,912
Aotao (i)	45,174,828	141,069	19,869
Others(v)	11,556,512	3,217,386	453,159
GTI (i)	326,440,000	—	—
Beifu HK (i)	28,278,520	—	—
Less: provision	—	(531,961)	(74,925)
Total	425,741,077	19,928,781	2,806,910
Non-current:
Apex (vi)	110,000,000	110,000,000	15,493,176
Qiwen (iv)	2,360,000	—	—
Total	112,360,000	110,000,000	15,493,176

(i). In March 2023, the amounts of RMB399,800,000 (USD56,310,652) in aggregate due from GTI, Aotao and Beifu HK were settled by 100% equity interests of Da Niang and 83.9% equity interests of Bellagio transferred from GTI to the Group. These transactions were accounted for as business combinations under common control (Note 3).

(ii). Current amounts due from Yibon mainly comprised of a loan repayable on demand with an interest rate of 6% per annum with pledge of one Yibon’s leased-and-operated hotel.

(iii). Current amounts due from Hanyuan and Yueyuan are loans to them, who are the equity investees of the Group, for hotel improvement.

(iv). Current amounts due from Wen Qi is a loan with a principal of RMB2,360,000 (USD342,168) with an interest rate of 7.9% per annum maturing in July 2024.

(v). The current amounts mainly consisted of accounts receivable due to daily operations with the related parties which were unsecured, interest free, and repayable upon demand.

(vi). Noncurrent amounts due from related parties as of December 31, 2023 comprised of RMB110,000,000 (USD15,493,176) prepayments made by the Group to Apex to acquire buildings for hotel businesses development. In March 2024, the engineering and fire control acceptance of construction in progress in Weihai, Shandong has been completed.

25.    RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)   Related party balances (continued)

Due to related parties:	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Current:
Aotao*(i)	12,808,201	12,660,573	1,783,204
Yibon(ii)	7,238,237	—	—
Others(ii)	1,670,765	3,649,720	514,053
Total	21,717,203	16,310,293	2,297,257

(i) Amounts due to Aotao comprised of the payable for advertising service from Aotao and loans from Aotao which were unsecured, interest free, and repayable upon demand.

(ii) Amounts due to Yibon and others represents the trade payables due to the normal business operation with related parties which were unsecured, interest free, and repayable upon demand.

(b)   Related party transactions

During the years ended December 31, 2021, 2022 and 2023, related party transactions consisted of the following:

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Loan to related parties
Loan to GTI	(206,256,382)	(162,490,000)	—	—
Loan to Hanyuan	—	(3,237,408)	—	—
Loan to Qiwen	—	(2,360,000)	—	—
Loan to Yueyuan	—	(608,394)	—	—
Repayment from GTI	—	42,305,000	—	—
Repayment from Yibon	3,750,000	1,250,000	—	—
Loan to Aotao	(186,051,400)	—	—	—
Repayment from Aotao	121,000,000	—	—	—
Loan to Beifu HK	(169,511,160)	—	—	—
Repayment from Getao on behalf of Beifu HK	143,383,500	—	—	—
Loan to Yibon	(3,000,000)	—	—	—
Interest income from Yibon	544,352	12,333	465,500	65,564
Service provided by related parties	(7,208,533)	(5,770,739)	(14,044)	(1,978)
Goods purchased from related parties	(3,601,778)	(692,797)	(2,837,072)	(399,593)
Service provided to related parties	1,583,446	1,397,915	2,604,417	366,824
Goods sold to related parties	756,899	—	23,787	3,350